UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $      856,515
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE     TOTAL   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  SHARES   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED NEVADA GOLD CORP      COM            019344100    8,973   275,850 SH        DEFINED   1,2        275,850      0    0
ANADARKO PETE CORP           COM            032511107   13,185   168,300 SH        DEFINED   1,2        168,300      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   22,495   310,700 SH        DEFINED   1,2        310,700      0    0
CABOT OIL & GAS CORP         COM            127097103   10,605   340,226 SH        DEFINED   1,2        340,226      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105   16,855   319,050 SH        DEFINED   1,2        319,050      0    0
CENOVUS ENERGY INC           COM            15135U109   28,880   803,550 SH        DEFINED   1,2        803,550      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101   17,443   251,850 SH        DEFINED   1,2        251,850      0    0
CONCHO RES INC               COM            20605P101   15,970   156,450 SH        DEFINED   1,2        156,450      0    0
CONSOL ENERGY INC            COM            20854P109   34,068   999,057 SH        DEFINED   1,2        999,057      0    0
DEVON ENERGY CORP NEW        COM            25179M103   32,609   458,500 SH        DEFINED   1,2        458,500      0    0
DOW CHEM CO                  COM            260543103   10,827   312,550 SH        DEFINED   1,2        312,550      0    0
ENDEAVOUR INTL CORP          COM NEW        29259G200      960    81,050 SH        DEFINED   1,2         81,050      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    2,053    56,850 SH        DEFINED   1,2         56,850      0    0
ENI S P A                    SPONSORED ADR  26874R108   11,941   255,050 SH        DEFINED   1,2        255,050      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109    3,558    67,214 SH        DEFINED   1,2         67,214      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101    7,711    47,680 SH        DEFINED   1,2         47,680      0    0
EXXON MOBIL CORP             COM            30231G102    3,014    34,750 SH        DEFINED   1,2         34,750      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   28,526   749,906 SH        DEFINED   1,2        749,906      0    0
GOLDCORP INC NEW             COM            380956409    5,631   124,963 SH        DEFINED   1,2        124,963      0    0
GRAN TIERRA ENERGY INC       COM            38500T101   11,453 1,820,793 SH        DEFINED   1,2      1,820,793      0    0
HALLIBURTON CO               COM            406216101   30,731   925,900 SH        DEFINED   1,2        925,900      0    0
IMPERIAL OIL LTD             COM NEW        453038408   27,599   608,050 SH        DEFINED   1,2        608,050      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109    8,322   265,200 SH        DEFINED   1,2        265,200      0    0
LAREDO PETE HLDGS INC        COM            516806106    5,842   249,250 SH        DEFINED   1,2        249,250      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100    4,223    96,750 SH        DEFINED   1,2         96,750      0    0
MARATHON OIL CORP            COM            565849106   25,563   806,400 SH        DEFINED   1,2        806,400      0    0
MIDWAY GOLD CORP             COM            598153104    1,566 1,094,900 SH        DEFINED   1,2      1,094,900      0    0
MOSAIC CO NEW                COM            61945C103   21,900   396,100 SH        DEFINED   1,2        396,100      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   35,807   450,578 SH        DEFINED   1,2        450,578      0    0
NEW GOLD INC CDA             COM            644535106    4,150   420,000 SH        DEFINED   1,2        420,000      0    0
NEWFIELD EXPL CO             COM            651290108    6,156   177,500 SH        DEFINED   1,2        177,500      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N103    4,178   111,500 SH        DEFINED   1,2        111,500      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   33,507   351,850 SH        DEFINED   1,2        351,850      0    0
OCEANEERING INTL INC         COM            675232102   15,612   289,700 SH        DEFINED   1,2        289,700      0    0
PEABODY ENERGY CORP          COM            704549104   18,290   631,562 SH        DEFINED   1,2        631,562      0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG 71654V101    6,874   268,917 SH        DEFINED   1,2        268,917      0    0
PIONEER NAT RES CO           COM            723787107   16,783   150,400 SH        DEFINED   1,2        150,400      0    0
PLAINS EXPL& PRODTN CO       COM            726505100    5,894   138,200 SH        DEFINED   1,2        138,200      0    0
PLATINUM GROUP METALS LTD    COM NEW        72765Q205    5,361 3,647,085 SH        DEFINED   1,2      3,647,085      0    0
POTASH CORP SASK INC         COM            73755L107    9,597   210,050 SH        DEFINED   1,2        210,050      0    0
RIO TINTO PLC                SPONSORED ADR  767204100   30,830   554,600 SH        DEFINED   1,2        554,600      0    0
ROWAN COS INC                COM            779382100    6,825   207,250 SH        DEFINED   1,2        207,250      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206   40,802   581,800 SH        DEFINED   1,2        581,800      0    0
SCHLUMBERGER LTD             COM            806857108   25,659   366,917 SH        DEFINED   1,2        366,917      0    0
SILVER WHEATON CORP          COM            828336107   16,932   510,000 SH        DEFINED   1,2        510,000      0    0
SM ENERGY CO                 COM            78454L100    7,664   108,300 SH        DEFINED   1,2        108,300      0    0
SPDR GOLD TRUST GOLD         SHS            78463V107    4,175    25,750 SH        DEFINED   1,2         25,750      0    0
SPDR SERIES TRUST            S&P OILGAS EXP 78464A730   15,201   267,100     PUT   DEFINED   1,2        267,100      0    0
SPDR SERIES TRUST            S&P METALS MNG 78464A755   20,798   418,300     PUT   DEFINED   1,2        418,300      0    0
STATOIL ASA                  SPONSORED ADR  85771P102    7,274   268,300 SH        DEFINED   1,2        268,300      0    0
STILLWATER MNG CO            COM            86074Q102    3,209   253,900 SH        DEFINED   1,2        253,900      0    0
SUNCOR ENERGY INC NEW        COM            867224107   29,431   900,036 SH        DEFINED   1,2        900,036      0    0
TALISMAN ENERGY INC          COM            87425E103   19,820 1,573,050 SH        DEFINED   1,2      1,573,050      0    0
TOTAL S A                    SPONSORED ADR  89151E109   26,595   520,250 SH        DEFINED   1,2        520,250      0    0
TRIANGLE PETE CORP           COM NEW        89600B201   13,860 2,008,645 SH        DEFINED   1,2      2,008,645      0    0
WALTER ENERGY INC            COM            93317Q105    3,106    52,450 SH        DEFINED   1,2         52,450      0    0
YAMANA GOLD INC              COM            98462Y100    2,372   151,851 SH        DEFINED   1,2        151,851      0    0
YPF SOCIEDAD ANONIMA         SPON ADR CL D  984245100    7,250   255,200 SH        DEFINED   1,2        255,200      0    0
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